UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-09815

                               THE ARBITRAGE FUNDS
               (Exact name of registrant as specified in charter)

                                    --------


                                41 Madison Avenue
                                   28th Floor
                               New York, NY 10010
               (Address of principal executive offices) (Zip code)

                                 John S. Orrico
                            Water Island Capital, LLC
                                41 Madison Avenue
                                   28th Floor
                               New York, NY 10010
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-259-2655

                      DATE OF FISCAL YEAR END: MAY 31, 2008

                   DATE OF REPORTING PERIOD: FEBRUARY 29, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


                               THE ARBITRAGE FUND
                            Portfolio of Investments
                          February 29, 2008 (Unaudited)

--------------------------------------------------------------------------------
  SHARES     COMMON STOCK -- 94.17%                                   VALUE
--------------------------------------------------------------------------------
             BANKS -- 6.49%
   211,905   Commerce Bancorp, Inc. (b) .......................   $    8,005,771
   109,650   Slade's Ferry Bancorp ............................        2,599,801
    75,000   TierOne Corp. ....................................        1,102,500
                                                                  --------------
                                                                      11,708,072
                                                                  --------------
             BIOTECHNOLOGY -- 3.69%
    95,500   Oragenics, Inc. (a) ..............................           53,480
    68,722   Pharmion Corp. (a)(b) ............................        4,919,808
   194,391   RTI Biologics, Inc. (a) ..........................        1,671,764
                                                                  --------------
                                                                       6,645,052
                                                                  --------------
             BROADCASTING, NEWSPAPERS, & ADVERTISING -- 3.17%
    66,700   Clear Channel Communications, Inc. (b)(c) ........        2,134,400
    85,000   Sogecable SA (a) .................................        3,579,518
                                                                  --------------
                                                                       5,713,918
                                                                  --------------
             BUILDING & CONSTRUCTION SUPPLIES -- 3.99%
   159,808   Trane, Inc. (b) ..................................        7,199,350
                                                                  --------------
             CHEMICALS -- 6.92%
   194,451   Huntsman Corp. (b) ...............................        4,692,103
   202,377   UAP Holding Corp. ................................        7,791,514
                                                                  --------------
                                                                      12,483,617
                                                                  --------------
             COMMERCIAL SERVICES & SUPPLIES -- 4.63%
    18,879   ChoicePoint, Inc. (a) ............................          913,744
   203,334   Waste Industries USA, Inc. (b) ...................        7,439,991
                                                                  --------------
                                                                       8,353,735
                                                                  --------------
             DISTRIBUTION/WHOLESALE -- 1.44%
    75,000   Corporate Express ................................          893,779
    73,858   Industrial Distribution Group, Inc. (a) ..........          722,331
    30,024   Performance Food Group Co. (a)(c) ................          975,780
                                                                  --------------
                                                                       2,591,890
                                                                  --------------
             ENERGY -- 0.58%
   142,590   US BioEnergy Corp. (a)(b) ........................        1,045,185
                                                                  --------------
             FINANCIAL SERVICES -- 3.16%
    60,119   Addenda Capital, Inc. ............................        1,614,386
    52,000   AWD Holding AG ...................................        2,357,967
    20,699   Loring Ward International Ltd. ...................          287,095
    14,525   Nymex Holdings, Inc. .............................        1,434,925
                                                                  --------------
                                                                       5,694,373
                                                                  --------------

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                          February 29, 2008 (Unaudited)

--------------------------------------------------------------------------------
  SHARES     COMMON STOCK -- 94.17% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
             GAS/NATURAL GAS -- 3.20%
   216,304   Puget Energy, Inc. (b) ...........................   $    5,775,317
                                                                  --------------
             INSURANCE -- 2.65%
   311,788   AmCOMP, Inc. (a)(b) ..............................        3,819,403
    52,708   Procentury Corp. .................................          967,192
                                                                  --------------
                                                                       4,786,595
                                                                  --------------
             INTERNET SOFTWARE & SERVICES -- 1.34%
    86,692   Yahoo!, Inc. (a)(b) ..............................        2,408,304
                                                                  --------------
             MEDICAL PRODUCTS & SERVICES -- 17.77%
   214,056   Collagenex Pharmaceuticals, Inc. (a) .............        3,493,394
    84,968   Inverness Medical Innovations, Inc. (a)(c) .......        2,476,817
   382,485   Lifecore Biomedical, Inc. (a) ....................        6,437,223
   162,441   Matria Healthcare, Inc. (a)(b) ...................        4,080,518
    59,619   National Medical Health Card Systems, Inc. (a) ...          622,422
   230,563   Possis Medical, Inc. (a) .........................        4,477,533
   113,651   Respironics, Inc. (a) ............................        7,464,598
   348,288   VistaCare, Inc., Cl A (a) ........................        2,995,277
                                                                  --------------
                                                                      32,047,782
                                                                  --------------
             MISCELLANEOUS BUSINESS SERVICES -- 2.79%
    22,395   Alliance Data Systems Corp. (a)(c) ...............        1,133,859
   153,860   Electronic Clearing House, Inc. (a) ..............        2,705,669
   448,725   Goldleaf Financial Solutions, Inc. (a) ...........        1,193,608
                                                                  --------------
                                                                       5,033,136
                                                                  --------------
             OIL & GAS DRILLING -- 4.99%
   485,293   Bronco Drilling Co., Inc. (a)(b) .................        7,672,482
    90,000   Scorpion Offshore Ltd. (a) .......................        1,324,227
                                                                  --------------
                                                                       8,996,709
                                                                  --------------
             ONLINE INFORMATION SERVICES -- 1.49%
   234,249   Audible, Inc. (a) ................................        2,682,151
                                                                  --------------
             PETROLEUM EXPLORATION & PRODUCTION -- 2.45%
    54,098   CNX Gas Corp. (a) ................................        1,981,069
   502,782   Cordero Energy, Inc. (a) .........................        2,207,436
    75,000   WesternZagros Resources Ltd. (a) .................          225,903
                                                                  --------------
                                                                       4,414,408
                                                                  --------------
             PETROLEUM FIELD MACHINERY & EQUIPMENT -- 2.77%
    98,927   Grant Prideco, Inc. (a)(b) .......................        4,992,846
                                                                  --------------

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                          February 29, 2008 (Unaudited)

--------------------------------------------------------------------------------
  SHARES     COMMON STOCK -- 94.17% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
             SEMICONDUCTORS -- 7.15%
   249,551   AMIS Holdings, Inc. (a)(b) .......................   $    1,701,938
   315,227   ASE Test Ltd. (a)(b) .............................        4,529,812
    35,331   Icos Vision Systems NV (a) .......................        1,914,799
    99,000   SEZ Holding AG ...................................        3,604,139
   390,817   Sigmatel, Inc. (a) ...............................        1,137,277
                                                                  --------------
                                                                      12,887,965
                                                                  --------------
             SOFTWARE -- 6.10%
   372,655   BEA Systems, Inc. (a)(b) .........................        7,106,531
   125,387   Document Sciences Corp. (a) ......................        1,843,189
   105,429   Manatron, Inc. (a) ...............................        1,214,542
    19,874   Take-Two Interactive Software, Inc. (a)(c) .......          526,661
   100,000   Trolltech ASA (a) ................................          302,899
                                                                  --------------
                                                                      10,993,822
                                                                  --------------
             TELEPHONES & TELECOMMUNICATIONS -- 0.95%
   521,572   3Com Corp. (a) ...................................        1,715,972
    10,000   TeleCorp PCS, Inc., Cl A (a) .....................               --
                                                                  --------------
                                                                       1,715,972
                                                                  --------------
             TRANSPORTATION SERVICES -- 6.45%
   369,532   CHC Helicopter Corp., Cl A .......................       11,639,843
                                                                  --------------

             TOTAL COMMON STOCK (Cost $168,447,328)               $  169,810,042
                                                                  --------------

--------------------------------------------------------------------------------
  SHARES     REAL ESTATE INVESTMENT TRUSTS -- 2.11%                   VALUE
--------------------------------------------------------------------------------
   470,569   American Financial Realty Trust (b) ..............   $    3,637,499
    19,871   GMH Communities Trust ............................          178,044
                                                                  --------------

             TOTAL REAL ESTATE INVESTMENT TRUSTS                  $    3,815,543
             (Cost $3,932,060)                                    --------------

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                          February 29, 2008 (Unaudited)

--------------------------------------------------------------------------------
  SHARES     ESCROWED RIGHTS -- 0.00%                                 VALUE
--------------------------------------------------------------------------------
   247,200   PetroCorp, Inc. - escrow shares (a)(d)
             (Cost $--) .......................................   $           --
                                                                  --------------

--------------------------------------------------------------------------------
 CONTRACTS   CALL OPTION CONTRACTS (a) -- 0.26%                       VALUE
--------------------------------------------------------------------------------
             Alliance Data Systems Corp.,
       744      03/08 at $55 ..................................   $      167,400
             Celgene Corp.,
        50      04/08 at $55 ..................................           22,500
        25      04/08 at $60 ..................................            5,437
        50      04/08 at $65 ..................................            4,250
             Clear Channel Communications, Inc.,
       248      04/08 at $32.5 ................................           91,760
             XM Satellite Radio Holdings, Inc.,
     1,342      03/08 at $12.5 ................................          177,815
                                                                  --------------

             TOTAL CALL OPTION CONTRACTS (Cost $566,158)          $      469,162
                                                                  --------------

--------------------------------------------------------------------------------
 CONTRACTS   PUT OPTION CONTRACTS (a) -- 0.48%                        VALUE
--------------------------------------------------------------------------------
             BCE, Inc.,
       108      03/08 at $30 ..................................   $        4,320
             Celgene Corp.,
        60      03/08 at $50 ..................................            2,100
       124      03/08 at $55 ..................................           16,740
       104      04/08 at $55 ..................................           30,160
             Clear Channel Communications, Inc.,
       567      03/08 at $32.5 ................................          181,440
             Consol Energy, Inc.,
        74      03/08 at $80 ..................................           44,770
             Meadowbrook Insurance Group, Inc.,
       100      04/08 at $7.5 .................................            5,000
             Performance Food Group Co.,
       170      03/08 at $30 ..................................            2,550
             VeraSun Energy Corp.,
       250      03/08 at $15 ..................................          148,750
       499      03/08 at $17.5 ................................          426,645
                                                                  --------------

             TOTAL PUT OPTION CONTRACTS (Cost $652,347)           $      862,475
                                                                  --------------
             TOTAL INVESTMENTS AT VALUE -- 97.02%
             (Cost $173,597,893)+                                 $  174,957,222
                                                                  ==============

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                          February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------

As of February 29, 2008, the Fund had forward foreign currency exchange contracts outstanding as follows:

--------------------------------------------------------------------------------
                                                                    UNREALIZED
                                    CURRENCY          CURRENCY     APPRECIATION
SETTLEMENT DATE                    TO DELIVER        TO RECEIVE   (DEPRECIATION)
--------------------------------------------------------------------------------
04/29/08 .................   CAD   34,689,918   USD  34,274,561   $  (1,113,926)
04/29/08 .................   CHF    3,762,000   USD   3,435,120        (172,129)
04/29/08 .................   EUR    9,845,750   USD  14,459,044        (455,369)
04/29/08 .................   GBP    4,843,648   USD   9,471,083        (120,868)
04/29/08 .................   NOK    8,800,000   USD   1,641,311         (38,563)
04/29/08 .................   USD    8,714,935   CAD   8,585,776          43,736
04/29/08 .................   USD    6,508,150   EUR   4,319,000          34,303
04/29/08 .................   USD      968,669   GBP     490,000           1,686
                                                                  -------------
                                                                  $  (1,821,130)
                                                                  =============

CAD -- Canadian Dollar
CHF -- Swiss Franc
EUR -- Euro
GBP -- British Pound
NOK -- Norwegian Krone
USD -- United States Dollar

--------------------------------------------------------------------------------

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                          February 29, 2008 (Unaudited)

--------------------------------------------------------------------------------

As of February 29, 2008, the Fund had equity swap contracts outstanding as follows:

                                                                  UNREALIZED
  SHARES                                                          GAIN (LOSS)
--------------------------------------------------------------------------------
   180,000   Abbot Group Plc Equity Swap,
                Terminating 01/27/09, ......................   $         35,805
    89,722   BCE, Inc., Equity Swap (c)
                Terminating 03/01/09 .......................            (48,645)
   315,000   Foseco Plc Equity Swap,
                Terminating 10/16/08 .......................             (1,253)
    73,468   Loring Ward International Ltd. Equity Swap,
                Terminating 07/07/08 .......................            135,311
   130,000   Scottish & Newcastle Plc Equity Swap,
                Terminating 02/05/09 .......................             24,969
    55,000   Tradus Plc Equity Swap,
                Terminating 02/12/09 (a) ...................             64,771
   265,000   Whatman Plc Equity Swap
                Terminating 02/09/09 .......................             28,473
                                                               ----------------

                                                               $        239,431
                                                               ================

--------------------------------------------------------------------------------

Percentages are based on Net Assets of $180,328,667.

      (a)   Non-income producing security.

      (b) All or a portion of the shares have been committed as collateral for open short positions.

      (c)   Underlying security for a written/purchased call/put option.

      (d)   This  security  was  issued  for  possible   settlement  of  pending
            litigation and does not have an expiration date.

Cl -- Class
Ltd.-- Limited
Plc -- Public Limited Company

Amounts designated as "--" are either $0 or have been rounded to $0.

+ At February 29, 2008, the tax basis cost of the Fund's investments was $173,597,893, and the unrealized appreciation and depreciation were $3,761,751 and $(2,402,422), respectively.

                               THE ARBITRAGE FUND
                        Schedule of Securities Sold Short
                          February 29, 2008 (Unaudited)

-------------------------------------------------------------------------------
  SHARES     COMMON STOCK -- 10.22%                                   VALUE
-------------------------------------------------------------------------------
             BANKS -- 4.04%
    57,924   Independent Bank Corp. ...........................   $   1,533,248
    85,854   Toronto-Dominion Bank ............................       5,754,794
                                                                  -------------
                                                                      7,288,042
                                                                  -------------
             BIOTECHNOLOGY -- 1.08%
     4,767   Celgene Corp. (a)(b) .............................         268,716
   194,782   RTI Biologics, Inc. (a) ..........................       1,675,125
                                                                  -------------
                                                                      1,943,841
                                                                  -------------
             COAL -- 0.72%
    16,998   Consol Energy, Inc. (b) ..........................       1,291,508
                                                                  -------------
             ENERGY -- 0.20%
    40,703   VeraSun Energy Corp. (a)(b) ......................         367,955
                                                                  -------------
             FINANCIAL SERVICES -- 0.54%
     1,918   CME Group, Inc., Cl A ............................         984,510
                                                                  -------------
             HEALTH CARE TECHNOLOGY -- 0.10%
    12,968   SXC Health Solutions Corp. (a) ...................         180,644
                                                                  -------------
             INSURANCE -- 0.04%
     8,446   Meadowbrook Insurance Group, Inc. (b) ............          67,230
                                                                  -------------
             MACHINERY -- 0.70%
    30,143   Ingersoll-Rand Co., Ltd., Cl A ...................       1,261,786
                                                                  -------------
             PETROLEUM FIELD MACHINERY &
             EQUIPMENT -- 1.65%
    47,797   National Oilwell Varco, Inc. (a) .................       2,977,753
                                                                  -------------
             SEMICONDUCTORS -- 0.81%
   242,745   ON Semiconductor Corp. (a) .......................       1,456,470
                                                                  -------------
             SOFTWARE -- 0.34%
    22,289   Microsoft Corp. (b) ..............................         606,707
                                                                  -------------

             TOTAL COMMON STOCK (Proceeds $19,642,575)            $  18,426,446
                                                                  -------------

                               THE ARBITRAGE FUND
                        Schedule of Securities Sold Short
                          February 29, 2008 (Unaudited)

-------------------------------------------------------------------------------
  SHARES     REAL ESTATE INVESTMENT TRUSTS -- 1.24%                   VALUE
-------------------------------------------------------------------------------
     1,518   American Campus Communities, Inc. ................   $      39,620
    65,229   CapitalSource, Inc. ..............................       1,033,227
    56,930   Gramercy Capital Corp. ...........................       1,163,080
                                                                  -------------

             TOTAL REAL ESTATE INVESTMENT TRUSTS
             (Proceeds $2,896,345)                                $   2,235,927
                                                                  -------------

-------------------------------------------------------------------------------
  SHARES     EXCHANGE TRADED FUND -- 0.15%                            VALUE
-------------------------------------------------------------------------------
     1,987   SPDR Trust Series 1, Ser 1 (Proceeds $275,759) ...   $     265,900
                                                                  -------------

             TOTAL SECURITIES SOLD SHORT -- 11.61%
             (Proceeds $22,814,679)+                              $  20,928,273
                                                                  =============

Percentages are based on Net Assets of $180,328,667.

(a)   Non-income producing security.

(b)   Underlying security for a written/purchased call/put option.

Cl -- Class
Ltd. -- Limited
Ser -- Series
SPDR -- Standard & Poor's Depositary Receipt

+ At February 29, 2008, the tax basis proceeds of the Fund's securities sold short was $22,814,679, and the unrealized appreciation and depreciation were $1,934,787 and $(48,381), respectively.

                               THE ARBITRAGE FUND
                        Schedule of Open Options Written
                          February 29, 2008 (Unaudited)

-------------------------------------------------------------------------------
CONTRACTS    WRITTEN CALL OPTIONS (a) -- 0.19%                        VALUE
-------------------------------------------------------------------------------
             Alliance Data Systems Corp.,
        50      03/08 at $60 ..................................   $       5,875
       744      03/08 at $45 ..................................         137,640
             Celgene Corp.,
       130      03/08 at $55 ..................................          37,050
        85      03/08 at $60 ..................................           5,312
        99      03/08 at $65 ..................................             743
             Clear Channel Communications, Inc.,
       347      03/08 at $35 ..................................          47,712
        99      03/08 at $37.5 ................................           4,702
             Consol Energy, Inc.,
        74      03/08 at $85 ..................................           7,585
        20      03/08 at $65 ..................................          23,500
        49      03/08 at $70 ..................................          37,485
             Inverness Medical Innovations, Inc.,
        60      03/08 at $30 ..................................          11,100
             Meadowbrook Insurance Group, Inc.,
       100      04/08 at $10 ..................................           1,250
             Microsoft Corp.,
        50      03/08 at $29 ..................................           1,175
       142      03/08 at $30 ..................................           1,562
             Pharmion Corp.,
        25      03/08 at $70 ..................................           6,937
             Take-Two Interactive Software, Inc.,
       149      03/08 at $27.5 ................................          10,058
             VeraSun Energy Corp.,
       250      03/08 at $15 ..................................           1,250
       499      03/08 at $17.5 ................................           2,495
             XM Satellite Radio Holdings, Inc.,
       119      03/08 at $15 ..................................           5,653
        40      03/08 at $16 ..................................           1,200
                                                                  -------------

             TOTAL OPEN OPTIONS WRITTEN -- 0.19%
             (Premiums Received $421,786)                         $     350,284
                                                                  =============

Percentages are based on Net Assets of $180,328,667.

(a)   Non-income producing security.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             The Arbitrage Funds


By (Signature and Title)*                /s/ John S. Orrico
                                         ------------------------------
                                         John S. Orrico
                                         President and Treasurer

Date: April 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ John S. Orrico
                                         ------------------------------
                                         John S. Orrico
                                         President and Treasurer

Date: April 29, 2008

By (Signature and Title)*                /s/ Eric Kleinschmidt
                                         ------------------------------
                                         Eric Kleinschmidt
                                         Chief Financial Officer

Date: April 29, 2008

 * Print the name and title of each signing officer under his or her signature.